CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	440,456	354,394
Property, plant and equipment	710,260	669,283
Investments and other financial assets	30,038	33,935
Deferred tax assets	94,091	119,357
Total non-current assets	2,060,027	1,962,151
Inventories	393,765	323,998
Trade receivables	239,410	243,977
Receivables from financing activities	732,947	790,377
Current tax receivables	6,125	1,312
Other current assets	45,441	53,729
Current financial assets	15,683	16,276
Cash and cash equivalents	647,706	457,784
Total current assets	2,081,077	1,887,453
Total assets	4,141,104	3,849,604
Equity and liabilities
Equity attributable to owners of the parent	778,678	324,995
Non-controlling interests	5,258	4,810
Total equity	783,936	329,805
Employee benefits	84,159	91,024
Provisions	197,392	215,227
Deferred tax liabilities	10,977	13,111
Debt	1,806,181	1,848,041
Other liabilities	620,350	656,275
Other financial liabilities	1,444	39,638
Trade payables	607,505	614,888
Current tax payables	29,160	41,595
Total equity and liabilities	€ 4,141,104	€ 3,849,604